Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
The following table sets forth the compensation for our Principal Executive Officer (the “PEO”) and the average compensation for our other named executive officers, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of fiscal 2023, fiscal 2022 and fiscal 2021. The table also provides information on our cumulative total shareholder return (“TSR”), the cumulative TSR of our peer group, net income and non-GAAP operating income.
Year (a)	Summary Compensation Table Total for PEO ($) (1) (b)	Compensation Actually Paid to PEO ($) (2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (1) (d)	Average Compensation Actually Paid to Non-PEO NEOs ($) (2) (e)	Value of Initial Fixed $100 Investment Based on:		Net Income ($) (in thousands) (h) (4)	Non-GAAP Operating Income (in thousands) (i) (5)
					Total Shareholder Return ($) (3) (f)	Peer Group Total Shareholder Return ($) (3) (g)
FY2023	$36,532,681	$(111,653,036)	$17,814,353	$(2,496,643)	$173.35	$146.16	$(183,245)	$355,622
FY2022	$147,695,746	$34,920,193	$14,958,880	$1,012,573	$295.69	$173.37	$(234,802)	$196,175
FY2021	$20,518,011	$494,146,208	$12,938,574	$57,336,913	$353.25	$137.13	$(92,629)	$62,352

(1)
Compensation for our PEO reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs:

a.
Our fiscal 2023 non-PEO NEOs were Burt Podbere and Shawn Henry and

b.
Our fiscal 2022 and fiscal 2021 non-PEO NEOs were Burt Podbere, Shawn Henry, Colin Black and Michael Carpenter.

(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2023, fiscal 2022 and fiscal 2021 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2023, see the “Executive Compensation and Analysis” section above.

	PEO FY2023	PEO FY2022	PEO FY2021	Non-PEOs FY2023	Non-PEOs FY2022	Non-PEOs FY2021
Summary Compensation Table Total	$36,532,681	$147,695,746	$20,518,011	$17,814,353	$14,958,880	$12,938,574
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(33,386,337)	$(146,123,040)	$(19,377,034)	$(16,692,902)	$(13,828,898)	$(11,717,022)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$15,782,992	$87,263,550	$71,909,977	$7,891,412	$10,330,474	$43,145,930
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$(123,933,087)	$(64,658,071)	$376,330,048	$(11,510,233)	$(3,502,961)	$7,365,995
	PEO FY2023	PEO FY2022	PEO FY2021	Non-PEOs FY2023	Non-PEOs FY2022	Non-PEOs FY2021
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$1,747,714	$2,285,751	-	$873,775	$918,503	-
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$(8,396,999)	$8,456,257	$44,765,206	$(873,048)	$85,951	$5,603,435
Less Fair Value of Awards Forfeited during the Covered Year	-	-	-	-	$(7,949,377)	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-	-	-	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-	-
Compensation Actually Paid	$(111,653,036)	$34,920,193	$494,146,208	$(2,496,643)	$1,012,573	$57,336,913
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.
(3)
The columns “Total Shareholder Return ($)” and “Peer Group Total Shareholder Return ($)” are calculated based on a fixed investment of $100 in CrowdStrike and the S&P Information Technology Index respectively from the beginning of the earliest year in table through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K.

(4)
Reflects “Net Income” in the Company’s Consolidated Statements of Operations included in the Company’s Annual Reports on Form 10-K for each of the fiscal years ended January 31, 2023, 2022 and 2021.

(5)
Non-GAAP operating income is defined as GAAP loss from operations excluding stock-based compensation expense, amortization of acquired intangible assets (including purchased patents), acquisition-related expenses, mark-to-market adjustments on deferred compensation liabilities, and legal reserve and settlement charges.

Company Selected Measure Name	Non-GAAPOperatingIncome
Named Executive Officers, Footnote [Text Block]
(1)
Compensation for our PEO reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs:

a.
Our fiscal 2023 non-PEO NEOs were Burt Podbere and Shawn Henry and

b.
Our fiscal 2022 and fiscal 2021 non-PEO NEOs were Burt Podbere, Shawn Henry, Colin Black and Michael Carpenter.

Peer Group Issuers, Footnote [Text Block]
(3)
The columns “Total Shareholder Return ($)” and “Peer Group Total Shareholder Return ($)” are calculated based on a fixed investment of $100 in CrowdStrike and the S&P Information Technology Index respectively from the beginning of the earliest year in table through the end of each applicable year in the table, assuming reinvestment of dividends, as calculated in accordance with Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 36,532,681	$ 147,695,746	$ 20,518,011
PEO Actually Paid Compensation Amount	$ (111,653,036)	34,920,193	494,146,208
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2023, fiscal 2022 and fiscal 2021 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2023, see the “Executive Compensation and Analysis” section above.

	PEO FY2023	PEO FY2022	PEO FY2021	Non-PEOs FY2023	Non-PEOs FY2022	Non-PEOs FY2021
Summary Compensation Table Total	$36,532,681	$147,695,746	$20,518,011	$17,814,353	$14,958,880	$12,938,574
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(33,386,337)	$(146,123,040)	$(19,377,034)	$(16,692,902)	$(13,828,898)	$(11,717,022)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$15,782,992	$87,263,550	$71,909,977	$7,891,412	$10,330,474	$43,145,930
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$(123,933,087)	$(64,658,071)	$376,330,048	$(11,510,233)	$(3,502,961)	$7,365,995
	PEO FY2023	PEO FY2022	PEO FY2021	Non-PEOs FY2023	Non-PEOs FY2022	Non-PEOs FY2021
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$1,747,714	$2,285,751	-	$873,775	$918,503	-
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$(8,396,999)	$8,456,257	$44,765,206	$(873,048)	$85,951	$5,603,435
Less Fair Value of Awards Forfeited during the Covered Year	-	-	-	-	$(7,949,377)	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-	-	-	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-	-
Compensation Actually Paid	$(111,653,036)	$34,920,193	$494,146,208	$(2,496,643)	$1,012,573	$57,336,913
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 17,814,353	14,958,880	12,938,574
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,496,643)	1,012,573	57,336,913
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in fiscal 2023, fiscal 2022 and fiscal 2021 reflects the respective amounts set forth in columns (c) and (e), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for fiscal 2023, see the “Executive Compensation and Analysis” section above.

	PEO FY2023	PEO FY2022	PEO FY2021	Non-PEOs FY2023	Non-PEOs FY2022	Non-PEOs FY2021
Summary Compensation Table Total	$36,532,681	$147,695,746	$20,518,011	$17,814,353	$14,958,880	$12,938,574
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$(33,386,337)	$(146,123,040)	$(19,377,034)	$(16,692,902)	$(13,828,898)	$(11,717,022)
Plus Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End	$15,782,992	$87,263,550	$71,909,977	$7,891,412	$10,330,474	$43,145,930
Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End	$(123,933,087)	$(64,658,071)	$376,330,048	$(11,510,233)	$(3,502,961)	$7,365,995
	PEO FY2023	PEO FY2022	PEO FY2021	Non-PEOs FY2023	Non-PEOs FY2022	Non-PEOs FY2021
Plus Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date	$1,747,714	$2,285,751	-	$873,775	$918,503	-
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date	$(8,396,999)	$8,456,257	$44,765,206	$(873,048)	$85,951	$5,603,435
Less Fair Value of Awards Forfeited during the Covered Year	-	-	-	-	$(7,949,377)	-
Plus Fair Value of Incremental Dividends or Earnings Paid on Stock Awards	-	-	-	-	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	-	-	-	-
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	-	-	-	-
Compensation Actually Paid	$(111,653,036)	$34,920,193	$494,146,208	$(2,496,643)	$1,012,573	$57,336,913
Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
The following graph shows the relationship between compensation actually paid to CrowdStrike’s PEO, Mr. Kurtz, and the average compensation actually paid to our non-PEO NEOs, CrowdStrike’s cumulative TSR (shown as TSR) and the S&P 500 Information Technology Index’s cumulative TSR (shown as Peer TSR) over fiscal 2021, fiscal 2022 and fiscal 2023.

Compensation Actually Paid vs. Net Income [Text Block]
The following graph shows the relationship between compensation actually paid to CrowdStrike’s PEO, Mr. Kurtz, and the average compensation actually paid to our non-PEO NEOs and CrowdStrike’s Net Income over fiscal 2021, fiscal 2022 and fiscal 2023.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
The following graph shows the relationship between compensation actually paid to CrowdStrike’s PEO, Mr. Kurtz, and the average compensation actually paid to our non-PEO NEOs and non-GAAP operating income over fiscal 2021, fiscal 2022 and fiscal 2023.(7)

Tabular List [Table Text Block]
The following table sets forth an unranked list of the performance measures which we view as the “most important” measures for linking our NEOs’ compensation to performance, as specifically listed below.
Performance Measure
Non-GAAP Operating Income
Net New Annual Recurring Revenue (ARR)
Net Retention Rate
Revenue Growth Percent
Non-GAAP EPS
For more details on how our Compensation Committee uses these metrics to assess the performance of the PEO and other NEOs, see “Executive Compensation Discussion and Analysis” included in this Proxy Statement.

Total Shareholder Return Amount	$ 173.35	295.69	353.25
Peer Group Total Shareholder Return Amount	146.16	173.37	137.13
Net Income (Loss)	$ (183,245,000)	$ (234,802,000)	$ (92,629,000)
Company Selected Measure Amount	355,622,000	196,175,000	62,352,000
PEO Name	George Kurtz
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Income
Non-GAAP Measure Description [Text Block]
(5)
Non-GAAP operating income is defined as GAAP loss from operations excluding stock-based compensation expense, amortization of acquired intangible assets (including purchased patents), acquisition-related expenses, mark-to-market adjustments on deferred compensation liabilities, and legal reserve and settlement charges.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net New Annual Recurring Revenue (ARR)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Net Retention Rate
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Revenue Growth Percent
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP EPS
PEO [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (33,386,337)	$ (146,123,040)	$ (19,377,034)
PEO [Member] | Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	15,782,992	87,263,550	71,909,977
PEO [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(123,933,087)	(64,658,071)	376,330,048
PEO [Member] | Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,747,714	2,285,751
PEO [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,396,999)	8,456,257	44,765,206
Non-PEO NEO [Member] | Stock Award Value Reported in Summary Compensation Table for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,692,902)	(13,828,898)	(11,717,022)
Non-PEO NEO [Member] | Fair Value for Unvested Awards Granted in the Covered Year, Determined as of the Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,891,412	10,330,474	43,145,930
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years, Determined based on Change in Fair Value from Prior Year End to Covered Year End
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,510,233)	(3,502,961)	7,365,995
Non-PEO NEO [Member] | Fair Value for Awards Granted in the Covered Year that Vested in the Covered Year, Determined as of the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	873,775	918,503
Non-PEO NEO [Member] | Change in Fair Value of Awards from Prior Years that Vested in the Covered Year, Determined based on Change in Fair Value from Prior Year End to the Vesting Date
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (873,048)	85,951	$ 5,603,435
Non-PEO NEO [Member] | Fair Value of Awards Forfeited during the Covered Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (7,949,377)